CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Allowance for doubtful accounts, net	$ 34	$ 36
Prepayments from customers, current	6,647	11,968
Accrued expenses and other current liabilities	60,429	51,854
Income tax payable	11,685	10,534
Deferred revenue, current	29,578	22,666
Prepayments from customers, non-current	3,582	8,542
Deferred revenue, non-current	6,915	10,396
Other non-current liabilities	8,541	$ 8,484
Deferred income tax liabilities	$ 1,110
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized (in shares)	99,999,999	99,999,999
Ordinary shares, shares issued (in shares)	29,213,801	29,213,801
Ordinary shares, shares outstanding (in shares)	29,213,801	29,213,801
VIE
Prepayments from customers, current	$ 6,647	$ 11,962
Accrued expenses and other current liabilities	54,443	48,123
Income tax payable	11,298	10,125
Deferred revenue, current	29,578	22,327
Prepayments from customers, non-current	3,582	8,542
Deferred revenue, non-current	5,567	8,505
Other non-current liabilities	8,541	8,484
Deferred income tax liabilities	$ 1,110	$ 0